Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 18,196
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	4,854
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	12,794
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 548